Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of Assuming all Other Variables are Held Constant (Detail) - Oil And Gs Properties [Member] - Goodwill [member]	Dec. 31, 2023	Dec. 31, 2022
WDS Pluto Scarborough [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Commodity price % change
Nominal discount rate (absolute terms)
NWS Gas [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Commodity price % change
Nominal discount rate (absolute terms)
Shenzi [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Commodity price % change		(7.00%)
WDS Atlantis [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Commodity price % change	(5.00%)
Nominal discount rate (absolute terms)
Atlantis [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Commodity price % change		(2.00%)
Nominal discount rate (absolute terms)		10.00%